Expense Example	Aug. 05, 2025 USD ($)
Scharf ETF | Scharf ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Scharf Global Opportunity ETF | Scharf Global Opportunity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189